Significant Accounting Policies (Details) - Schedule of estimated useful lives	9 Months Ended
Oct. 31, 2021
Mining equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over five years
Computer equipment and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over one year